Accounting Policies (Details) - Schedule of estimated useful lives of the assets	12 Months Ended
Dec. 31, 2020
Leasehold Improvements [Member]
Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful lives of property and equipment	5 years
Fixtures and Fittings [Member] | Bottom of range [member]
Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful lives of property and equipment	1 year
Fixtures and Fittings [Member] | Top of range [member]
Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful lives of property and equipment	5 years
Computer Equipment [Member]
Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful lives of property and equipment	3 years
Motor Vehicles [Member] | Bottom of range [member]
Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful lives of property and equipment	4 years
Motor Vehicles [Member] | Top of range [member]
Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful lives of property and equipment	8 years
Plant and Machinery [Member]
Accounting Policies (Details) - Schedule of estimated useful lives of the assets [Line Items]
Estimated useful lives of property and equipment	4 years